LOANS, NET (Details Textual) - PEN (S/) S/ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Loans, Net [Line Items]
Allowance For Direct Loans	S/ 4,500.5	S/ 4,207.1	S/ 3,840.3
Allowance For Indirect Loans	S/ 442.5	S/ 209.6	S/ 191.9